Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2016
Quarterly Financial Information Disclosure [Abstract]
Quarterly Results of Operations for the Four Quarters
Selected quarterly results of operations for the four quarters ended December 31 are as follows:

	(In Thousands, except per share data)
	2016				2015				2014
	Fourth Quarter	Third Quarter	Second Quarter	First Quarter	Fourth Quarter	Third Quarter	Second Quarter	First Quarter	Fourth Quarter	Third Quarter	Second Quarter	First Quarter
Interest income	$22,078	21,454	20,877	20,337	$20,213	19,982	19,617	19,027	$19,180	18,980	18,286	17,934
Interest expense	1,990	2,077	2,106	2,111	2,087	2,114	2,191	2,216	2,397	2,426	2,437	2,508
Net interest income	20,088	19,377	18,771	18,226	18,126	17,868	17,426	16,811	16,783	16,554	15,849	15,426
Provision for loan losses	89	141	82	67	123	109	81	75	134	87	28	249
Earnings before income taxes	10,120	11,095	10,162	9,097	8,720	9,862	9,889	9,154	8,888	8,772	8,503	6,924
Net earnings	6,802	6,918	6,270	5,643	5,958	6,088	6,201	5,616	6,100	5,351	5,154	4,172
Basic earnings per common share	0.66	0.67	0.61	0.55	0.59	0.60	0.61	0.55	0.61	0.53	0.51	0.41
Diluted earnings per common share	0.66	0.67	0.61	0.55	0.59	0.60	0.61	0.55	0.61	0.53	0.51	0.41